Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]
Beginning Balance at Dec. 31, 2022	€ 203,353	€ 767	€ 714,177	€ (510,110)	€ (1,481)
Other comprehensive income (loss)	(155)				(155)
Net profit/(loss)	(94,649)			(94,649)
Comprehensive income/(loss) for the year	(94,804)			(94,649)	(155)
Equity-settled share-based compensation	20,705		20,705
Share options exercised	139		139
Issue of share capital – net of transaction costs	88,225	80	88,145
Ending Balance at Dec. 31, 2023	217,618	847	823,166	(604,759)	(1,636)
Other comprehensive income (loss)	2,667				2,667
Net profit/(loss)	15,218			15,218
Comprehensive income/(loss) for the year	17,885			15,218	2,667
Equity-settled share-based compensation	17,642		17,642
Share options exercised	1,115	1	1,114
Issue of share capital – net of transaction costs	320,582	368	320,214
Ending Balance at Dec. 31, 2024	574,842	1,216	1,162,136	(589,541)	1,031
Other comprehensive income (loss)	(9,623)				(9,623)
Net profit/(loss)	(196,447)			(196,447)
Comprehensive income/(loss) for the year	(206,070)			(196,447)	(9,623)
Equity-settled share-based compensation	15,015		15,015
Share options exercised	60		60
Issue of share capital – net of transaction costs	100,252	125	100,127
Ending Balance at Dec. 31, 2025	€ 484,099	€ 1,341	€ 1,277,338	€ (785,988)	€ (8,592)